CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	163,588,214	152,438,179	146,262,357
Common stock, shares outstanding	163,588,214	152,438,179	146,262,357
Common stock, shares issuable		1,084,499	71,959
Redeemable convertible cumulative preferred stock, Series A [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	11	11	11
Preferred stock, shares issued	6	6	6
Preferred stock, shares outstanding	6	6	6
Preferred stock, redemption amount plus accrued dividends	$ 25,000	$ 25,000	$ 25,000
Redeemable convertible cumulative preferred stock, Series B [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	484	484	484
Preferred stock, shares issued	241	241	322
Preferred stock, shares outstanding	241	241	322
Preferred stock, redemption amount plus accrued dividends	$ 2,500	$ 2,500	$ 2,500